Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Consolidated Balance Sheets
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.01	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	5,000,000	300,000,000	1,000,000
Common stock, shares issued	50,874,089		16,320,839	429,235
Common stock, shares outstanding	50,874,089		16,320,839	429,235